Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share, Basic and Diluted [Line Items]
Net income attributable to the parent	$ 232.0		$ 594.5		$ 548.8		$ 665.5		$ 368.9		$ 518.6		$ 536.0		$ 490.1		$ 2,040.8		$ 1,913.6		$ 1,657.9
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average shares used to compute basic EPS (in shares)																	355.5		355.4		340.1
Dilutive effect of outstanding stock-based compensation awards (in shares)																	3.6		3.8		4.9
Weighted average shares used to compute diluted EPS (in shares)																	359.1		359.2		345.0
Basic EPS (in dollars per share)	$ 0.66	[1]	$ 1.68	[1]	$ 1.54	[1]	$ 1.84	[1]	$ 1.01	[1]	$ 1.40	[1]	$ 1.50	[1]	$ 1.50	[1]	$ 5.74		$ 5.38		$ 4.87
Diluted EPS (in dollars per share)	$ 0.65	[1]	$ 1.67	[1]	$ 1.52	[1]	$ 1.82	[1]	$ 1.00	[1]	$ 1.38	[1]	$ 1.49	[1]	$ 1.48	[1]	$ 5.68		$ 5.33		$ 4.81
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																			52.2
Stock Appreciation Rights (SARs) [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)																	0.3	[2]	1.7	[2]	8.3	[2]
Other Securities [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)																	1.2	[3]	1.8	[3]	0.7	[3]

[1]	Calculation of net income attributable to Aetna per share is based on weighted average shares outstanding during each quarter and, accordingly, the sum may not equal the total for the year.
[2]	SARs are excluded from the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).
[3]	Performance stock units ("PSUs"), certain market stock units ("MSUs") with performance conditions, and performance stock appreciation rights ("PSARs") are excluded from the calculation of diluted EPS if all necessary performance conditions have not been satisfied at the end of the reporting period (refer to Note 12 beginning on page 117 for additional information about PSARs).